Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	₨ 1		₨ 1
Balances with banks	14,494		14,324
Term deposits with banks (original maturities less than 3 months)	357		504
Cash and cash equivalents in the statements of financial position	14,852	$ 196	14,829
Bank overdrafts used for cash management purposes	0	0	9
Cash and cash equivalents in the statements of cash flow	14,852	$ 196	14,820	$ 195	₨ 1,962	₨ 2,228
Balance in unclaimed dividend and debenture interest account	86		106
Balances in Escrow account pursuant to the Business Transfer Agreement with Wockhardt Limited (refer to note 6 for details)	40		40
Balances in Escrow account pursuant to the Business Transfer Agreement with Nimbus Health GmbH (refer to note 6 for details)	84		0
Other restricted cash balances	₨ 72		₨ 82